UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

Fidelity

Money Market Trust
Retirement Government
Money Market Portfolio

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Interest rate increases can cause the price of a money market security to decrease.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Actual	.15%	$ 1,000.00	$ 1,000.05	$ .75**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.12	$ .75**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been .42% and the expenses paid in the actual and hypothetical examples above would have been $2.09 and $2.11, respectively.

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/29/12	% of fund's investments 8/31/11	% of fund's investments 2/28/11
1 - 7	62.4	49.6	44.3
8 - 30	7.5	11.9	13.7
31 - 60	3.2	4.5	10.5
61 - 90	2.9	9.9	12.4
91 - 180	10.9	18.1	11.0
> 180	13.1	6.0	8.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/29/12	8/31/11	2/28/11
Retirement Government Money Market Portfolio	54 Days	51 Days	54 Days
All Taxable Money Market Funds Average*	45 Days	39 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/29/12	8/31/11	2/28/11
Retirement Government Money Market Portfolio	63 Days	72 Days	100 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
Federal Agency Issues 28.7%	Federal Agency Issues 42.4%
U.S. Treasury Obligations 9.4%	U.S. Treasury Obligations 12.7%
Other Government Related† 2.2%	Other Government Related† 2.9%
Repurchase Agreements 60.7%	Repurchase Agreements 45.1%
Net Other Assets** (1.0)%	Net Other Assets** (3.1)%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 2.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 2.2%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

4/17/12	0.19% (b)	$ 12,000	$ 11,997
4/17/12	0.19 (b)	5,000	4,999
4/24/12	0.19 (b)	10,000	9,997
4/26/12	0.19 (b)	11,000	10,997
4/27/12	0.19 (b)	13,000	12,996
4/6/12	0.19 (b)	8,000	7,999
4/9/12	0.19 (b)	15,000	14,997
5/1/12	0.19 (b)	11,000	10,997
5/14/12	0.18 (b)	9,000	8,997
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			93,976
Federal Agencies - 28.7%

Fannie Mae - 1.1%
3/1/12	0.10	47,000	47,000
Fannie Mae Guaranteed Mtg. pass-thru certificates - 1.4%
5/18/12 to 9/17/12	0.15 to 0.28 (d)	59,000	59,167
Federal Farm Credit Bank - 0.2%
11/29/12	0.19 (d)	10,000	9,998
Federal Home Loan Bank - 16.7%
3/19/12 to 2/20/13	0.09 to 0.41 (d)	704,970	704,978
Freddie Mac - 9.3%
3/20/12 to 12/27/12	0.10 to 0.21 (d)	391,833	392,409
TOTAL FEDERAL AGENCIES			1,213,552
U.S. Treasury Obligations - 9.4%

U.S. Treasury Bills - 4.1%
5/31/12 to 2/7/13	0.06 to 0.15 (c)	173,000	172,895
U.S. Treasury Notes - 5.3%
5/15/12 to 9/15/12	0.07 to 0.19	223,966	226,002
TOTAL U.S. TREASURY OBLIGATIONS			398,897
Repurchase Agreements - 60.7%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.19% dated 2/29/12 due 3/1/12 (Collateralized by (U.S. Government Obligations)) #	$ 2,270,586	$ 2,270,574
With:
Barclays Capital, Inc. at:
0.14%, dated 2/9/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $25,503,105, 4.5% - 6%, 8/1/24 - 5/20/40)	25,003	25,000
0.15%, dated:
2/23/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $13,276,051, 4% - 4.5%, 8/1/24 - 2/15/42)	13,002	13,000
2/24/12 due 3/2/12 (Collateralized by U.S. Government Obligations valued at $14,301,413, 4% - 4.5%, 8/1/24 - 1/1/42)	14,000	14,000
Citibank NA at 0.15%, dated 2/28/12 due 3/6/12 (Collateralized by U.S. Government Obligations valued at $20,400,170, 4% - 6%, 1/1/21 - 10/1/37)	20,001	20,000
Credit Suisse Securities (USA) LLC at 0.18%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $6,123,896, 4.5%, 1/1/41)	6,000	6,000
Deutsche Bank Securities, Inc. at:
0.15%, dated 2/28/12 due 3/6/12 (Collateralized by U.S. Government Obligations valued at $14,281,005, 5%, 4/1/38)	14,000	14,000
0.16%, dated 2/10/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $28,596,484, 4% - 5.89%, 11/1/25 - 11/1/41)	28,004	28,000
Goldman Sachs & Co. at:
0.13%, dated 2/23/12 due 3/1/12 (Collateralized by U.S. Government Obligations valued at $7,140,181, 4.5%, 2/1/42)	7,000	7,000
0.15%, dated 2/24/12 due 3/2/12 (Collateralized by U.S. Government Obligations valued at $27,540,690, 4%, 3/1/42)	27,001	27,000
ING Financial Markets LLC at:
0.15%, dated 2/21/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $27,811,807, 0.6% - 6.75%, 4/15/32 - 6/1/41)	27,003	27,000
0.17%, dated:
2/10/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $13,390,580, 2.5% - 5.5%, 4/1/26 - 6/1/41)	13,002	13,000
2/14/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $53,270,978, 0.65% - 5.75%, 11/25/25 - 2/25/47)	52,007	52,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at: - continued
0.17%, dated:
2/27/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $8,241,427, 3.5%, 8/15/29)	$ 8,001	$ 8,000
Merrill Lynch, Pierce, Fenner & Smith at 0.16%, dated 2/24/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $15,300,409, 3.5%, 3/1/26)	15,002	15,000
RBC Capital Markets Corp. at:
0.16%, dated 2/10/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $7,150,129, 4% - 4.5%, 12/25/36 - 10/1/41)	7,001	7,000
0.18%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $3,090,015, 0.88%, 12/25/32)	3,000	3,000
0.2%, dated 9/14/11 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $20,436,136, 4% - 10%, 10/15/19 - 12/1/41)	20,020	20,000
TOTAL REPURCHASE AGREEMENTS		2,569,574
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $4,275,999)		4,275,999
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(41,114)
NET ASSETS - 100%		$ 4,234,885
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $93,976,000, or 2.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in Thousands)
$2,270,574,000 due 3/01/12 at 0.19%
Barclays Capital, Inc.	$ 360,741
Credit Agricole CIB New York Branch	112,757
Mizuho Securities USA, Inc.	1,494,500
RBC Capital Markets Corp.	257,672
RBS Securities, Inc.	44,904
$ 2,270,574
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,569,574) - See accompanying schedule: Unaffiliated issuers (cost $4,275,999)		$ 4,275,999
Cash		2
Receivable for fund shares sold		8,045
Interest receivable		1,590
Total assets		4,285,636

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 43,968
Payable for fund shares redeemed	6,249
Accrued management fee	532
Other affiliated payables	2
Total liabilities		50,751

Net Assets		$ 4,234,885
Net Assets consist of:
Paid in capital		$ 4,234,837
Distributions in excess of net investment income		(3)
Accumulated undistributed net realized gain (loss) on investments		51
Net Assets, for 4,234,454 shares outstanding		$ 4,234,885
Net Asset Value, offering price and redemption price per share ($4,234,885 ÷ 4,234,454 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Interest		$ 3,653

Expenses
Management fee	$ 9,402
Independent trustees' compensation	8
Total expenses before reductions	9,410
Expense reductions	(5,977)	3,433
Net investment income (loss)		220
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10
Net increase in net assets resulting from operations		$ 230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 220	$ 456
Net realized gain (loss)	10	45
Net increase in net assets resulting from operations	230	501
Distributions to shareholders from net investment income	(223)	(454)
Distributions to shareholders from net realized gain	-	(92)
Total distributions	(223)	(546)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,892,924	3,002,289
Reinvestment of distributions	223	546
Cost of shares redeemed	(2,157,467)	(3,304,741)
Net increase (decrease) in net assets and shares resulting from share transactions	(264,320)	(301,906)
Total increase (decrease) in net assets	(264,313)	(301,951)

Net Assets
Beginning of period	4,499,198	4,801,149
End of period (including distributions in excess of net investment income of $3 and $0, respectively)	$ 4,234,885	$ 4,499,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-E	-E	-E	.009	.033	.049
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	-E	-E	-E	.009	.033	.049
Distributions from net investment income	-E	-E	-E	(.009)	(.033)	(.049)
Distributions from net realized gain	-	- E	- E	-	-	-
Total distributions	-E	-E	-E	(.009)	(.033)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	-%	.01%	.02%	.86%	3.35%	5.06%
Ratios to Average Net AssetsD
Expenses before reductions	.42%A	.42%	.42%	.44%	.42%	.42%
Expenses net of fee waivers, if any	.15%A	.21%	.29%	.44%	.42%	.42%
Expenses net of all reductions	.15%A	.21%	.29%	.44%	.41%	.39%
Net investment income (loss)	.01%A	.01%	.01%	.84%	3.28%	4.95%
Supplemental Data
Net assets, end of period (in millions)	$ 4,235	$ 4,499	$ 4,801	$ 5,270	$ 5,016	$ 4,733

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Retirement Government Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 4,275,999

Semiannual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $11,000,000. The weighted average interest rate was .0% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $5,977.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by one hundred thirty-two dollars.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Government Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Retirement Government Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 31% means that 69% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Retirement Government Money Market Portfolio

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board considered that although the fund has no minimum initial investment and provides a range of services similar to retail funds, Lipper categorizes it as institutional. When compared to retail no-load funds, the fund's total expense ratio ranked below the median for 2010. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RGM-SANN-0412
1.700932.114

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity

Money Market Trust
Retirement Money Market
Portfolio

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Foreign securities are subject to interest-rate, currency-exchange-rate, economic, and political risks.

Interest rate increases can cause the price of a money market security to decrease.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Actual	.37%	$ 1,000.00	$ 1,000.05	$ 1.84**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.02	$ 1.86**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fund would have been .42% and the expenses paid in the actual and hypothetical examples above would have been $2.09 and $2.11, respectively.

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/29/12	% of fund's investments 8/31/11	% of fund's investments 2/28/11
1 - 7	31.9	28.5	25.3
8 - 30	18.7	21.4	28.3
31 - 60	20.5	20.5	15.2
61 - 90	14.4	18.7	13.3
91 - 180	5.9	7.3	11.9
> 180	8.6	3.6	6.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/29/12	8/31/11	2/28/11
Retirement Money Market Portfolio	53 Days	45 Days	50 Days
All Taxable Money Market Funds Average*	45 Days	39 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/29/12	8/31/11	2/28/11
Retirement Money Market Portfolio	86 Days	83 Days	96 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
Corporate Bonds 0.2%	Corporate Bonds 0.0%
Commercial Paper 20.6%	Commercial Paper 19.7%
Bank CDs, BAs, TDs, and Notes 47.8%	Bank CDs, BAs, TDs, and Notes 56.7%
Government Securities 10.6%	Government Securities† 11.5%
Repurchase Agreements 21.2%	Repurchase Agreements 17.1%
Other Investments 0.0%	Other Investments 0.0%
Net OtherAssets** (0.4)%	Net OtherAssets** (5.0)%

* Source: iMoneyNet, Inc.
** Net Other Assets are not included in the pie chart.
† Includes Federal Financing Bank Supported Student Loan Short-Term Notes

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA
	3/7/12	0.19% (d)	$ 25,000	$ 25,000
Certificates of Deposit - 39.0%

Domestic Certificates Of Deposit - 0.3%
Branch Banking & Trust Co.
	4/30/12 to 5/3/12	0.25 to 0.35	46,000	46,000
London Branch, Eurodollar, Foreign Banks - 13.3%
Australia & New Zealand Banking Group Ltd.
	6/6/12	0.61	30,000	30,000
Bank of Montreal
	8/6/12	0.38	119,000	119,000
Commonwealth Bank of Australia
	3/22/12 to 8/8/12	0.32 to 0.40	159,000	159,000
HSBC Bank PLC
	3/8/12 to 5/31/12	0.25 to 0.55	495,000	495,000
ING Bank NV
	3/2/12 to 4/3/12	0.28 to 0.33	256,000	256,000
Mitsubishi UFJ Trust & Banking Corp.
	4/12/12 to 5/3/12	0.51 to 0.59	203,000	203,001
National Australia Bank Ltd.
	3/5/12 to 5/2/12	0.40 to 0.52	716,000	716,000
				1,978,001
New York Branch, Yankee Dollar, Foreign Banks - 25.4%
Bank of Montreal
	3/6/13	0.63 (d)	99,000	99,000
Bank of Montreal Chicago CD Program
	9/26/12 to 10/29/12	0.39 to 0.44 (d)	160,000	160,000
Bank of Nova Scotia
	7/5/12 to 3/15/13	0.46 to 0.65 (d)	246,000	246,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	3/16/12 to 3/28/12	0.49 to 0.50	242,000	242,000
Canadian Imperial Bank of Commerce
	10/1/12	0.50	147,000	147,000
Canadian Imperial Bank of Commerce New York Branch
	9/24/12 to 3/15/13	0.42 to 0.62 (d)	296,000	296,000
Certificates of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
DnB NOR Bank ASA
	3/2/12	0.50%	$ 80,000	$ 80,000
Lloyds TSB Bank PLC New York Branch
	3/13/12	0.20	158,000	158,000
Mitsubishi UFJ Trust & Banking Corp.
	4/10/12 to 5/11/12	0.48 to 0.55	206,000	206,000
Mizuho Corporate Bank Ltd.
	3/1/12 to 5/14/12	0.18 to 0.40	312,500	312,500
National Bank Canada
	7/6/12 to 2/4/13	0.37 to 0.64 (d)	152,000	152,000
Nordea Bank Finland PLC
	3/1/12	0.50	53,000	53,000
Rabobank Nederland New York Branch
	3/12/12 to 6/8/12	0.31 to 0.55 (d)	513,000	513,000
Royal Bank of Canada
	3/1/13	0.94 (d)	110,000	110,000
Sumitomo Mitsui Banking Corp.
	3/2/12 to 5/18/12	0.40 to 0.55 (d)	487,000	487,000
Sumitomo Trust & Banking Co. Ltd.
	3/26/12 to 5/21/12	0.40 to 0.50	156,000	156,000
Svenska Handelsbanken
	3/1/12 to 4/3/12	0.49 to 0.52	147,000	147,000
Toronto-Dominion Bank
	11/7/12 to 2/4/13	0.46 to 0.54 (d)	110,000	110,000
Toronto-Dominion Bank New York Branch
	11/14/12	0.62	120,000	120,000
				3,794,500
TOTAL CERTIFICATES OF DEPOSIT				5,818,501
Commercial Paper - 20.6%

Amsterdam Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
	3/13/12 to 4/4/12	0.25 to 0.28 (b)	107,000	106,982
ASB Finance Ltd.
	3/2/12	0.41 (d)	56,000	56,000
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
ASB Finance Ltd. (London)
	4/11/12 to 4/13/12	0.58%	$ 26,000	$ 25,982
Barclays Bank PLC
	3/2/12 to 4/5/12	0.74 to 0.77 (b)	96,000	96,000
	4/2/12	0.74	62,000	62,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	3/1/12 to 3/19/12	0.28	65,000	64,995
Barclays U.S. Funding Corp.
	4/16/12	0.31	102,000	101,960
BNP Paribas Finance, Inc.
	3/2/12	0.30	151,000	150,999
Caisse d'Amort de la Dette Sociale
	5/25/12	0.54 (b)(d)	49,000	48,999
Citigroup Funding, Inc.
	3/9/12 to 4/5/12	0.48 to 0.50	402,000	401,892
Comcast Corp.
	3/6/12	0.36	16,000	15,999
Commonwealth Bank of Australia
	4/10/12 to 6/15/12	0.50 to 0.62	174,000	173,795
Devon Energy Corp.
	3/7/12 to 4/2/12	0.42 to 0.47	59,000	58,983
DnB NOR Bank ASA
	3/12/12 to 6/29/12	0.40 to 0.52	49,000	48,963
Duke Energy Corp.
	3/16/12	0.40	7,000	6,999
Ecolab, Inc.
	3/1/12 to 3/30/12	0.35 to 0.53 (d)	57,000	57,000
Govco, Inc. (Liquidity Facility Citibank NA)
	3/23/12 to 4/5/12	0.25 to 0.27	152,000	151,970
JPMorgan Chase & Co.
	5/23/12 to 8/8/12	0.20 to 0.30	256,000	255,752
Mitsubishi UFJ Trust & Banking Corp.
	5/2/12	0.40	9,000	8,994
Nationwide Building Society
	3/22/12 to 4/16/12	0.44 to 0.49	108,000	107,954
Royal Bank of Scotland PLC
	3/6/12 to 3/7/12	0.30	83,000	82,996
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Salisbury Receivables Co. LLC (Barclays Bank PLC Guaranteed)
	3/6/12	0.21%	$ 30,000	$ 29,999
Sempra Global
	3/2/12 to 3/9/12	0.45	9,850	9,849
Skandinaviska Enskilda Banken AB
	3/1/12 to 5/8/12	0.47 to 0.54	104,000	103,965
Swedbank AB
	3/14/12 to 5/4/12	0.40 to 0.50	86,000	85,951
Texas Instruments International Management Co. S.a.r.L.
	7/9/12	0.43	6,000	5,991
UBS Finance, Inc.
	3/19/12 to 5/4/12	0.42 to 0.54	444,000	443,701
Viacom, Inc.
	3/14/12 to 3/19/12	0.40 to 0.41	7,000	6,999
Virginia Electric & Power Co.
	3/19/12	0.42	5,000	4,999
Westpac Banking Corp.
	4/5/12 to 4/10/12	0.60 (d)	153,000	153,000
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)

	3/14/12 to 4/4/12	0.27 to 0.28 (b)	69,000	68,988
Xerox Corp.
	3/2/12 to 3/30/12	0.60 to 0.63	72,600	72,577
TOTAL COMMERCIAL PAPER				3,071,233
Federal Agencies - 2.7%

Fannie Mae - 1.0%
	4/2/12	0.20	155,000	154,972
Federal Home Loan Bank - 1.7%
	4/18/12 to 11/28/12	0.15 to 0.41	250,833	250,790
TOTAL FEDERAL AGENCIES				405,762
U.S. Treasury Obligations - 7.9%

U.S. Treasury Bills - 1.4%
	5/24/12 to 2/7/13	0.09 to 0.15 (c)	214,000	213,872
U.S. Treasury Obligations - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes - 6.5%
	6/30/12 to 3/15/13	0.11 to 0.20%	$ 959,920	$ 968,559
TOTAL U.S. TREASURY OBLIGATIONS				1,182,431
Medium-Term Notes - 6.5%

Metropolitan Life Insurance Co.
	5/29/12	0.91 (d)(g)	45,000	45,000
Royal Bank of Canada
	3/1/13 to 3/15/13	0.63 to 0.86 (b)(d)	351,000	351,000
	3/6/13	0.58 (d)	151,000	150,962
Westpac Banking Corp.
	4/2/12 to 6/14/12	0.36 to 0.68 (b)(d)	426,000	426,000
TOTAL MEDIUM-TERM NOTES				972,962
Asset-Backed Securities - 0.0%

Huntington Auto Trust 2011-1
	9/17/12	0.36 (b)	5,715	5,715
Municipal Securities - 2.3%

ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Miramar Apts. Proj.) Series 2000 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
3/7/12	0.13 (d)(e)	15,000		15,000
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Southport Apts. Proj.) Series 2002 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
3/7/12	0.13 (d)(e)	19,995		19,995
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
3/7/12	0.12 (d)	5,600		5,600
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, LOC Fed. Home Ln. Bank Atlanta, VRDN
3/7/12	0.13 (d)	8,000		8,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, LOC Citibank NA, VRDN
3/7/12	0.15 (d)	12,600		12,600
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series III 2001 E, (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN
3/7/12	0.12% (d)(e)	$ 26,240		$ 26,240
California Statewide Cmntys. Dev. Auth. Rev. (Motion Picture & Television Fund Proj.) Series 2001 A, LOC Northern Trust Co., VRDN
3/7/12	0.13 (d)	5,900		5,900
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, LOC Citibank NA, VRDN
3/7/12	0.14 (d)	9,195		9,195
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, LOC Freddie Mac, VRDN
3/7/12	0.13 (d)	3,080		3,080
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, LOC Wells Fargo Bank NA, VRDN
3/7/12	0.13 (d)	17,000		17,000
Illinois Fin. Auth. Rev. (Chicago Symphony Orchestra Proj.) Series 2008, LOC U.S. Bank NA, Cincinnati, VRDN
3/7/12	0.15 (d)	10,065		10,065
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
3/7/12	0.13 (d)	14,000		14,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, LOC U.S. Bank NA, Cincinnati, VRDN
3/7/12	0.12 (d)	9,000		9,000
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
3/7/12	0.18 (d)(e)	29,000		29,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3546, (Liquidity Facility JPMorgan Chase Bank)
3/7/12	0.16 (d)(f)	11,300		11,300
New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
3/7/12	0.13 (d)(e)	12,500		12,500
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
3/7/12	0.13 (d)(e)	25,000		25,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
3/7/12	0.13 (d)(e)	10,000		10,000
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
3/7/12	0.13 (d)(e)	19,000		19,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
Pennsylvania Higher Edl. Facilities Auth. Rev. (Holy Family Univ. Proj.) Series 2008, LOC TD Banknorth, NA, VRDN
3/7/12	0.17% (d)	$ 7,090		$ 7,090
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2011 C
3/1/12	0.23	23,500		23,500
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, LOC Citibank NA, VRDN
3/7/12	0.15 (d)	5,300		5,300
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, LOC Bank of America NA, VRDN
3/7/12	0.23 (d)	15,685		15,685
Washington Health Care Facilities Auth. Rev. (Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, LOC Bank of America NA, VRDN
3/7/12	0.18 (d)	16,900		16,900
TOTAL MUNICIPAL SECURITIES			330,950
Repurchase Agreements - 21.2%
	Maturity Amount (000s)
In a joint trading account at 0.19% dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) #	$ 439,765	439,763
With:
Barclays Capital, Inc. at:
0.15%, dated:
2/23/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $46,938,348, 4.5% - 6.5%, 8/1/24 - 4/20/40)	46,006	46,000
2/24/12 due 3/2/12 (Collateralized by U.S. Government Obligations valued at $49,013,322, 3.5% - 5%, 8/1/24 - 9/1/41)	48,001	48,000
0.22%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $1,050,007, 5.25%, 12/12/12)	1,000	1,000
0.33%, dated 2/28/12 due 3/6/12 (Collateralized by Equity Securities valued at $18,008,620)	17,001	17,000
0.34%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $14,421,273, 2.63% - 6%, 12/1/16 - 7/1/40)	14,001	14,000
0.47%, dated 2/29/12 due 3/1/12 (Collateralized by Municipal Bond Obligations valued at $141,492,071, 0% - 7.55%, 7/1/12 - 10/1/50)	133,002	133,000
BNP Paribas Securities Corp. at 0.23%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $39,900,256, 1.25% - 4.13%, 10/25/13 - 2/9/16)	38,000	38,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Citibank NA at 0.15%, dated 2/28/12 due 3/6/12 (Collateralized by U.S. Government Obligations valued at $73,440,613, 4% - 5.5%, 2/1/23 - 11/1/41)	$ 72,002	$ 72,000
Credit Suisse Securities (USA) LLC at:
0.18%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $23,466,267, 0% - 3.5%, 3/8/12 - 1/20/42)	23,001	23,000
0.23%, dated 2/28/12 due 3/6/12 (Collateralized by U.S. Government Obligations valued at $26,780,322, 0% - 6%, 12/20/25 - 7/25/41)	26,001	26,000
0.88%, dated 1/19/12 due 4/3/12 (Collateralized by Corporate Obligations valued at $14,054,083, .44% - 6.24%, 3/25/36 - 8/25/40)	13,024	13,000
0.94%, dated:
2/17/12 due 5/17/12 (Collateralized by Corporate Obligations valued at $28,086,515, .36% - 5.52%, 1/15/30 - 10/25/46)	26,061	26,000
2/21/12 due 5/22/12 (Collateralized by Corporate Obligations valued at $28,082,037, .45% - 4.16%, 6/20/14 - 9/25/44)	26,062	26,000
2/24/12 due 5/25/12 (Collateralized by Corporate Obligations valued at $14,045,731, .42% - 7.27%, 6/15/29 - 8/25/40)	13,031	13,000
0.95%, dated 2/10/12 due 5/10/12 (Collateralized by Corporate Obligations valued at $14,047,046, .53% - 7%, 4/25/34 - 2/25/46)	13,031	13,000
0.97%, dated:
2/1/12 due 5/1/12 (Collateralized by Corporate Obligations valued at $30,242,815, 1.75%, 6/1/13)	28,068	28,000
2/3/12 due 5/3/12 (Collateralized by Mortgage Loan Obligations valued at $22,698,943, 0.38% - 5.89%, 8/25/29 - 6/11/49)	21,051	21,000
0.98%, dated 1/12/12 due 4/12/12 (Collateralized by Corporate Obligations valued at $52,987,185, .35% - 6.04%, 1/27/36 - 3/25/47)	49,121	49,000
1%, dated:
1/19/12 due 4/18/12 (Collateralized by Corporate Obligations valued at $34,600,062, 0.43% - 4.81%, 6/25/34 - 5/10/43)	32,080	32,000
1/23/12 due 4/24/12 (Collateralized by Corporate Obligations valued at $56,210,924, 0.40% - 4.16%, 12/15/35 - 9/25/44)	52,133	52,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.15%, dated 2/28/12 due 3/6/12 (Collateralized by U.S. Government Obligations valued at $48,970,537, 4.5%, 4/1/39)	$ 48,001	$ 48,000
0.16%, dated 2/10/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $96,984,477, 4% - 6.5%, 11/1/25 - 9/15/52)	95,013	95,000
Goldman Sachs & Co. at:
0.13%, dated 2/23/12 due 3/1/12 (Collateralized by U.S. Government Obligations valued at $24,480,619, 4%, 5/1/26)	24,001	24,000
0.15%, dated 2/24/12 due 3/2/12 (Collateralized by U.S. Government Obligations valued at $97,922,449, 3% - 4.5%, 1/1/22 - 8/1/41)	96,003	96,000
0.22%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Treasury Obligations valued at $120,510,745, 0%, 11/15/39 - 11/15/40)	117,005	117,000
0.27%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Treasury Obligations valued at $40,170,350, 2%, 4/15/12)	39,002	39,000
ING Financial Markets LLC at:
0.17%, dated 2/10/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $47,378,166, 3% - 5.5%, 4/1/26 - 8/15/41)	46,007	46,000
0.35%, dated:
2/14/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $7,351,110, 5.13% - 7.6%, 12/15/14 - 7/1/24)	7,002	7,000
2/21/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $5,251,988, 5.38% - 6.95%, 12/15/14 - 5/29/67)	5,001	5,000
J.P. Morgan Clearing Corp. at:
0.52%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $47,827,664, 1% - 3.25%, 5/15/13 - 4/1/26)	44,001	44,000
0.74%, dated 1/23/12 due 4/23/12 (Collateralized by Equity Securities valued at $77,175,503)	71,133	71,000
0.75%, dated 10/24/11 due 4/23/12 (Collateralized by Equity Securities valued at $39,131,257)	36,137	36,000
1.05%, dated 1/23/12 due 7/23/12 (Collateralized by Corporate Obligations valued at $77,176,442, 1% - 3.25%, 5/15/13 - 12/15/35)	71,377	71,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
J.P. Morgan Securities, Inc. at:
0.26%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations valued at $173,040,194, 0.2% - 52.05%, 8/25/17 - 2/25/42)	$ 168,001	$ 168,000
0.5%, dated 2/17/12 due 3/7/12 (Collateralized by Mortgage Loan Obligations valued at $37,806,309, .11% - 6%, 12/25/20 - 5/25/37)	35,015	35,000
0.59%, dated 2/29/12 due 3/1/12 (Collateralized by Mortgage Loan Obligations valued at $43,200,512, 6%, 2/25/35 - 4/25/37)	40,001	40,000
0.75%, dated 9/28/11 due 3/26/12 (Collateralized by Mortgage Loan Obligations valued at $27,087,346, 2.69% - 6.86%, 1/25/35 - 11/12/49)	25,094	25,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.16%, dated 2/24/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $52,021,387, 3.11%, 2/1/42)	51,006	51,000
0.27%, dated 2/29/12 due 3/1/12 (Collateralized by Equity Securities valued at $11,880,126)	11,000	11,000
Mizuho Securities USA, Inc. at:
0.29%, dated 2/29/12 due 3/1/12 (Collateralized by Equity Securities valued at $295,922,406)	274,002	274,000
0.43%, dated 2/21/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $25,208,679, 1.5%, 12/25/37)	24,009	24,000
0.55%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $144,577,426, 1.25% - 6%, 6/15/14 - 4/1/37)	135,002	135,000
RBC Capital Markets Co. at:
0.24%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations valued at $13,260,089, 6%, 3/15/39)	13,000	13,000
0.27%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $11,330,085, 4% - 6.25%, 8/15/35 - 12/25/41)	11,001	11,000
0.7%, dated 1/4/12 due 3/7/12 (Collateralized by Mortgage Loan Obligations valued at $15,158,273, 1.53% - 7.73%, 8/25/35 - 10/26/45)	14,025	14,000
0.74%, dated 12/12/11 due 3/7/12 (Collateralized by Corporate Obligations valued at:
$17,308,417, 0% - 13%, 6/1/12 - 5/15/68)	16,030	16,000
$27,443,963, 0% - 7.67%, 9/15/14 - 7/1/47)	26,049	26,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Corp. at:
0.16%, dated 2/10/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $24,578,175, 2.59% - 4.39%, 5/1/16 - 12/1/40)	$ 24,003	$ 24,000
0.18%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $10,300,052, 0.88% - 5%, 12/25/32 - 8/15/34)	10,002	10,000
0.2%, dated 9/14/11 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $72,647,830, 3% - 3.5%, 11/15/26 - 6/25/29)	70,071	70,000
RBS Securities, Inc. at:
0.57%, dated 2/29/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $156,016,521, 0% - 15%, 10/1/12 - 1/15/67)	146,016	146,000
0.8%, dated 2/17/12 due 3/19/12 (Collateralized by U.S. Government Obligations valued at $72,119,378, 0% - 11.20%, 2/25/15 - 8/25/41)	70,048	70,000
Royal Bank of Scotland PLC at 0.57%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $53,040,974, 3.80% - 4.88%, 11/15/13 - 2/15/52)	52,006	52,000
UBS Securities LLC at:
0.59%, dated 2/21/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $14,702,169, 2.8%, 1/8/13)	14,021	14,000
0.66%, dated 1/24/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $15,130,257, 8% - 10.75%, 12/15/14 - 7/15/17)	14,023	14,000
0.71%, dated 1/9/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $19,460,996, 2% - 3%, 5/15/14 - 10/15/17)	18,032	18,000
0.73%, dated:
1/5/12 due 3/5/12 (Collateralized by Corporate Obligations valued at $20,543,302, 8% - 8.63%, 12/15/14 - 5/1/16)	19,023	19,000
1/13/12 due 3/13/12 (Collateralized by U.S. Government Obligations valued at $18,395,465, 0.59% - 6%, 9/8/16 - 1/25/45)	18,022	18,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at 0.23%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $33,600,215, 1.85% - 8.38%, 3/15/13 - 2/15/39)	$ 32,000	$ 32,000
TOTAL REPURCHASE AGREEMENTS		3,159,763
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $14,972,317)		14,972,317
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(58,097)
NET ASSETS - 100%		$ 14,914,220
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,103,684,000 or 7.4% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,000,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.91%, 5/29/12	3/26/02	$ 45,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$439,763,000 due 3/01/12 at 0.19%
Barclays Capital, Inc.	$ 69,868
Credit Agricole CIB New York Branch	21,839
Mizuho Securities USA, Inc.	289,453
RBC Capital Markets Corp.	49,906
RBS Securities, Inc.	8,697
$ 439,763
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,159,763) - See accompanying schedule: Unaffiliated issuers (cost $14,972,317)		$ 14,972,317
Cash		10
Receivable for fund shares sold		32,052
Interest receivable		8,532
Other receivables		294
Total assets		15,013,205

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 45,966
Payable for fund shares redeemed	47,712
Accrued management fee	5,011
Other affiliated payables	2
Other payables and accrued expenses	294
Total liabilities		98,985

Net Assets		$ 14,914,220
Net Assets consist of:
Paid in capital		$ 14,914,556
Distributions in excess of net investment income		(326)
Accumulated undistributed net realized gain (loss) on investments		(10)
Net Assets, for 14,913,139 shares outstanding		$ 14,914,220
Net Asset Value, offering price and redemption price per share ($14,914,220 ÷ 14,913,139 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Interest		$ 29,344

Expenses
Management fee	$ 32,548
Independent trustees' compensation	30
Total expenses before reductions	32,578
Expense reductions	(4,007)	28,571
Net investment income (loss)		773
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		57
Net increase in net assets resulting from operations		$ 830

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 773	$ 1,658
Net realized gain (loss)	57	86
Net increase in net assets resulting from operations	830	1,744
Distributions to shareholders from net investment income	(774)	(1,656)
Distributions to shareholders from net realized gain	-	(486)
Total distributions	(774)	(2,142)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,502,854	10,221,821
Reinvestment of distributions	774	2,142
Cost of shares redeemed	(5,381,218)	(11,146,673)
Net increase (decrease) in net assets and shares resulting from share transactions	(877,590)	(922,710)
Total increase (decrease) in net assets	(877,534)	(923,108)

Net Assets
Beginning of period	15,791,754	16,714,862
End of period (including distributions in excess of net investment income of $326 and distributions in excess of net investment income of $325, respectively)	$ 14,914,220	$ 15,791,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.001	.015	.037	.050
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	.001	.015	.037	.050
Distributions from net investment income	- E	- E	(.001)	(.015)	(.037)	(.050)
Distributions from net realized gain	-	- E	- E	-	-	-
Total distributions	- E	- E	(.001)	(.015)	(.037)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.07%	1.46%	3.72%	5.15%
Ratios to Average Net Assets D
Expenses before reductions	.42% A	.42%	.42%	.45%	.42%	.42%
Expenses net of fee waivers, if any	.37% A	.37%	.42%	.45%	.42%	.42%
Expenses net of all reductions	.37% A	.37%	.42%	.45%	.40%	.39%
Net investment income (loss)	.01% A	.01%	.06%	1.43%	3.66%	5.03%
Supplemental Data
Net assets, end of period (in millions)	$ 14,914	$ 15,792	$ 16,715	$ 18,047	$ 16,290	$ 16,057

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Retirement Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 14,972,317

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2019	$ (67)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Operating Policies - continued

Reverse Repurchase Agreements - continued

the security or in gaining access to the collateral. The average balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $30,000. The weighted average interest rate was 0% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $4,007.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by one hundred twenty-two dollars.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Retirement Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 31% means that 69% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Retirement Money Market Portfolio

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RMM-SANN-0412
1.700934.114

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Money Market Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 20, 2012